Payables and accruals (Tables)	6 Months Ended
Jun. 30, 2023
Payables and accruals
Schedule of payables and accruals

	June 30,	December 31,
	2023	2022
Trade payables	1,114,486	1,276,546
Social security and other taxes	186,354	120,875
Accrued expenses	1,213,118	1,598,583
Total payables and accruals	2,513,958	2,996,004